Dispositions and Discontinued Operations - Information Related to Sale of Several of Company's Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					3 Months Ended	12 Months Ended									1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Hercules 2501 Domestic Offshore	Dec. 31, 2012 Hercules 29 Inland	Sep. 30, 2012 Platform Rig 3	Dec. 31, 2012 Platform Rig 3 International Offshore	Dec. 31, 2012 Hercules 101 Domestic Offshore	Dec. 31, 2012 Hercules 252 Domestic Offshore	Dec. 31, 2012 Hercules 257 Domestic Offshore	Dec. 31, 2012 Hercules 259 Domestic Offshore	Dec. 31, 2012 Hercules 75 Domestic Offshore	Dec. 31, 2012 Hercules 77 Domestic Offshore	Dec. 31, 2012 Hercules 28 Inland	Dec. 31, 2011 Hercules 78 Domestic Offshore	May 31, 2011 Various Delta Towing	Dec. 31, 2011 Various Delta Towing	May 31, 2013 Various Inland	Dec. 31, 2011 Hercules 152 Domestic Offshore	Dec. 31, 2011 Hercules 190 Domestic Offshore	Dec. 31, 2011 Hercules 254 Domestic Offshore	Dec. 31, 2011 Hercules 800 Domestic Offshore	Dec. 31, 2011 Hercules 256 Domestic Offshore	Dec. 31, 2011 Hercules 2502 Domestic Offshore	Dec. 31, 2011 Hercules 2503 Domestic Offshore	Dec. 31, 2011 Hercules 2008 Domestic Offshore	Dec. 31, 2010 Various sold March 2010 Inland	Dec. 31, 2010 Various sold April 2010 Inland	Dec. 31, 2010 Hercules 191 Domestic Offshore	Dec. 31, 2010 Hercules 255 Domestic Offshore	Dec. 31, 2010 Hercules 155 Domestic Offshore	Dec. 31, 2012 Loss from Discontinued Operations Hercules 29 Inland	Dec. 31, 2012 Loss from Discontinued Operations Hercules 28 Inland	Dec. 31, 2011 Loss from Discontinued Operations Various Delta Towing	Dec. 31, 2010 Loss from Discontinued Operations Various sold March 2010 Inland	Dec. 31, 2010 Loss from Discontinued Operations Various sold April 2010 Inland
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Period of Sale				2012-06	2012-07		2012-08	2012-09	2012-10	2012-11	2012-11	2012-12	2012-12	2012-12	2011-05		2011-05		2011-07	2011-09	2011-09	2011-10	2011-12	2011-12	2011-12	2011-12	2010-03	2010-04	2010-04	2010-09	2010-12
Proceeds	$ 69,016	$ 62,064	$ 17,800	$ 7,000	$ 900			$ 1,200	$ 8,000	$ 6,500	$ 8,000	$ 650	$ 650	$ 600	$ 1,700				$ 5,000	$ 2,000	$ 2,054	$ 1,360	$ 6,725	$ 6,725	$ 5,000	$ 1,500	$ 2,200	$ 800	$ 5,000	$ 5,000	$ 4,800
Proceeds							35,516									30,000	30,000	45,000
Gain/(Loss)	32,214	3,381	12,379	5,465				0	0	2,450	6,441	(911)	(825)		20				271	1,440	369	843	5,151	5,151	3,460	35			3,067	3,180	3,969	770	474		1,753	410
Gain/(Loss)						18,350	18,350
Gain/(Loss)																$ (13,359)																		$ (13,359)